GOODWILL - Changes in Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in Goodwill
Net goodwill at the beginning of the period	$ 91,520	¥ 637,147	¥ 1,096,972
Goodwill acquired during the year			45,206
Goodwill disposed during the year			(74)
Foreign exchange difference	99	688	43
Impairment loss			(505,000)
Net goodwill at end of the period	$ 91,619	¥ 637,835	¥ 637,147